Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]:
Commitments and Contingencies [Text Block]

11. Commitments and Contingencies:
(a) Long-term time charters: As at June 30, 2013, the Company has entered into time charter arrangements on all of its vessels in operation, including the six hulls under construction, with international liner operators. These arrangements as at June 30, 2013, have remaining terms of up to 126 months (including the time charter agreements for vessels under construction as at June 30, 2013). As of the same date, future minimum contractual charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels' committed, non-cancelable, long-term time charter contracts, are as follows:

Year ending December 31,	Amount
2013	228,084
2014	465,666
2015	441,330
2016	417,343
2017	371,709
2018 and thereafter	620,095
2,544,227

 (b) As at June 30, 2013, as further disclosed in Note 5, the Company has entered into six shipbuilding contracts for the construction and acquisition of six newbuild vessels. The total aggregate price for all six newbuild vessels is $571,740, payable in installments until their deliveries. The remaining balance as of June 30, 2013 of $314,513 is payable as follows:

Year ending December 31,	Amount
2013	295,497
2014	19,016
314,513

(c) Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.